Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000127047
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	6.86%		6.30%
Without Sales Load [Member] | C000127048
Average Annual Return [Line Items]
Average Annual Return, Percent	20.85%	6.55%		6.05%
Without Sales Load [Member] | C000169948
Average Annual Return [Line Items]
Average Annual Return, Percent	21.39%	6.99%	7.65%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%		9.06%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%		9.06%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	11.07%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	6.21%		5.92%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	6.21%		5.92%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	6.21%	7.11%